SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Awards Outstanding
Number outstanding (in shares)	15,081,999
Average Remaining Contractual Life	6 years 11 months 12 days
Aggregate Intrinsic Value	$ 312.7
Awards Exercisable
Average Remaining Contractual Life	6 years 21 days
Number exercisable (in shares)	8,460,548
Aggregate Intrinsic Value	$ 160.4
Share options.
Awards Outstanding
Number outstanding (in shares)	2,895,300	2,895,300
Average Remaining Contractual Life	6 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	2,171,377
Average Remaining Contractual Life	6 years 3 days
SARs
Awards Outstanding
Number outstanding (in shares)	75,000	75,000
Average Remaining Contractual Life	6 months 21 days
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	6 months 21 days
RSUs
Awards Outstanding
Number outstanding (in shares)	11,939,720	15,637,141
Average Remaining Contractual Life	7 years 1 month 9 days
Aggregate Intrinsic Value	$ 308.3
Awards Exercisable
Number exercisable (in shares)	6,214,171
Average Remaining Contractual Life	6 years 1 month 20 days
Aggregate Intrinsic Value	$ 160.4
RSUs | Self-Driving Group 2021 Equity Incentive Plan
Awards Outstanding
Number outstanding (in shares)		2,249,613
Number outstanding (in shares)	2,103,533
Average Remaining Contractual Life	8 years 1 month 28 days
Awards Exercisable
Number exercisable (in shares)	1,483,910
Average Remaining Contractual Life	8 years 1 month 17 days
PSUs
Awards Outstanding
Number outstanding (in shares)	171,979	432,278
Average Remaining Contractual Life	8 years 3 months 25 days
Aggregate Intrinsic Value	$ 4.4
Synthetic Options
Awards Outstanding
Number outstanding (in shares)	1,840,847	2,092,061
Average Remaining Contractual Life	8 years 7 months 17 days
Awards Exercisable
Number exercisable (in shares)	673,432
Average Remaining Contractual Life	8 years 1 month 20 days
Business Units Equity Awards
Awards Outstanding
Number outstanding (in shares)	2,226,459	2,092,397
Average Remaining Contractual Life	7 years 7 days
Awards Exercisable
Number exercisable (in shares)	1,402,491
Average Remaining Contractual Life	5 years 9 months 29 days
$36.62 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 36.62
Awards Outstanding
Number outstanding (in shares)	1,068,554
Average Remaining Contractual Life	6 years 7 months 2 days
Awards Exercisable
Number exercisable (in shares)	734,631
Average Remaining Contractual Life	6 years 7 months 2 days
$40.00 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 40.00
Awards Outstanding
Number outstanding (in shares)	1,176,746
Average Remaining Contractual Life	5 years 1 month 17 days
Awards Exercisable
Number exercisable (in shares)	1,176,746
Average Remaining Contractual Life	5 years 1 month 17 days
$64.79 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 64.79
Awards Outstanding
Number outstanding (in shares)	650,000
Average Remaining Contractual Life	8 years 4 months 20 days
Awards Exercisable
Number exercisable (in shares)	260,000
Average Remaining Contractual Life	8 years 4 months 20 days
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	75,000
Average Remaining Contractual Life	6 months 21 days
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	6 months 21 days